NOTE PAYABLE - RELATED PARTY AND RELATED PARTY ADVANCES	70 Months Ended
Oct. 28, 2011
NOTE PAYABLE - RELATED PARTY AND RELATED PARTY ADVANCES
NOTE 2 –NOTE PAYABLE - RELATED PARTY AND RELATED PARTY ADVANCES:

The Company received a total of approximately $221,000 from Broadband Capital Management, LLC (“BCM”), a registered broker-dealer, $120,000 of which has been refinanced as described below.  The remainder, approximately $101,000, is a non-interest bearing advance and due on demand.  Michael Rapp, the Company's President and director, and Philip Wagenheim, the Company's Secretary and director, serve as management of BCM.  BCM was the lead underwriter of the Offering.

On May 27, 2011, as amended on July 27, 2011, the Company entered into a loan payable agreement for approximately $120,000 with BCM, which consolidated all of the Company’s accrued interest-related party, related party advances and note payable-related party outstanding as of such date into one instrument as well as provided additional advances to the Company.  The loan is payable upon the consummation of the Company’s initial business transaction, bears no interest and contains a waiver of any and all rights to the trust account that will hold the proceeds of the Offering and the proceeds of the sale of the securities issued in a private placement to be consummated concurrently with the completion of the initial business combination of the Company.  Following the Closing of the Offering and prior to the consummation of the initial business transaction, BCM has agreed to loan the Company funds from time to time of up to $800,000, including the amounts above, under an Expense Advancement Agreement.  See also Note 1.